Investments - Investment income earned and investment expenses incurred (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Investment Income [Line Items]
Gross investment income		$ 1,829	$ 1,670	$ 1,488
Investment expenses		(16)	(13)	(10)
Net investment income		1,813	1,657	1,478
Fixed maturities
Net Investment Income [Line Items]
Gross investment income		1,600	1,450	1,342
Equity securities
Net Investment Income [Line Items]
Gross investment income		34	30	21
Equity in earnings of partnerships and similar investments
Net Investment Income [Line Items]
Gross investment income		90	96	37
Mortgage loans
Net Investment Income [Line Items]
Gross investment income		43	45	46
Policy loans
Net Investment Income [Line Items]
Gross investment income		9	10	11
Real estate and other
Net Investment Income [Line Items]
Gross investment income		36	26	31
Accounting Standards Update 2016-01 | Equity securities
Net Investment Income [Line Items]
Gross investment income	[1]	$ 17	$ 13	$ 0

[1]	Although the change in the fair value of the majority of GALIC’s equity securities is recorded in realized gains (losses) on securities, GALIC records holding gains and losses in net investment income on equity securities classified as “trading” under previous guidance and on a small portfolio of limited partnership and similar investments that do not qualify for the equity method of accounting.